Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended	11 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 Segment	Nov. 18, 2014	Feb. 12, 2016	Mar. 05, 2015	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (70,975,024)				$ (57,100,511)
Cash and cash equivalents	7,956,710				1,268,770	2,155,262
Net proceeds from issuance of IPO	10,727,475
Number of operating segments	1
Allowance for doubtful accounts					0
Deferred revenue recognized	0
Reverse stock split description	1-for-12 reverse split of shares
IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Net proceeds from issuance of IPO		8,000,000
Series B Warrants to Purchase Common Stock [Member] | Scenario Forecast [Member]
Schedule Of Significant Accounting Policies [Line Items]
Decrease in common stock market price			$ 6.50
Series B Warrant Liability [Member] | Subsequent event [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock				3,800,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	5 years
GlaxoSmithKline [Member]
Schedule Of Significant Accounting Policies [Line Items]
Proceeds from license agreement					3,000,000
Deferred revenue recognized					$ 3,000,000